Long-Term Debt (Based on Stated Maturity Dates Rather than Early Redemption Dates that Could be Elected by Instrument Holders) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 3,311
2019	4,286
2020	2,035
2021	2,185
2022	1,534
Thereafter	20,942
Total	$ 34,293
Weighted- average Coupon, 2018	3.62%
Weighted- average Coupon, 2019	2.89%
Weighted- average Coupon, 2020	2.58%
Weighted- average Coupon, 2021	3.12%
Weighted- average Coupon, 2022	2.97%
Weighted- average Coupon, Thereafter	4.38%
Unsecured Senior Notes
Debt Instrument [Line Items]
2018	$ 3,275	[1]
2019	3,400	[1]
2020	1,000	[1]
2021	900	[1]
2022	1,500	[1]
Thereafter	17,058	[1]
Total	27,133	[1]
Tax-Exempt Financings
Debt Instrument [Line Items]
Thereafter	805
Total	805
Term Loans
Debt Instrument [Line Items]
2018	36	[2]
2019	336	[2]
2020	35	[2]
2021	35	[2]
2022	34	[2]
Thereafter	462	[2]
Total	938	[2]
Unsecured Junior Subordinated Notes Payable to Affiliated Trusts
Debt Instrument [Line Items]
Thereafter	10
Total	10
Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
2019	550
2020	1,000
2021	550
Total	2,100
Unsecured Junior Subordinated Notes
Debt Instrument [Line Items]
Thereafter	1,907
Total	1,907
Remarketable Subordinated Notes
Debt Instrument [Line Items]
2021	700
Thereafter	700
Total	1,400
Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
2019	450
2020	700
Thereafter	2,450
Total	$ 3,600
Weighted- average Coupon, 2019	2.50%
Weighted- average Coupon, 2020	2.80%
Weighted- average Coupon, Thereafter	3.90%
Virginia Electric and Power Company
Debt Instrument [Line Items]
2018	$ 850
2019	350
2022	750
Thereafter	9,468
Total	$ 11,418
Weighted- average Coupon, 2018	4.17%
Weighted- average Coupon, 2019	5.00%
Weighted- average Coupon, 2022	3.15%
Weighted- average Coupon, Thereafter	4.33%
Virginia Electric and Power Company | Unsecured Senior Notes
Debt Instrument [Line Items]
2018	$ 850
2019	350
2022	750
Thereafter	8,690
Total	10,640
Virginia Electric and Power Company | Tax-Exempt Financings
Debt Instrument [Line Items]
Thereafter	778
Total	$ 778

[1]	In February 2018, $250 million of Dominion Energy Questar Pipeline's senior notes were repaid using proceeds from the January 2018 issuance, through private placements, of $100 million of 3.53% senior notes and $150 million of 3.91% senior notes that mature in 2028 and 2038, respectively. As a result, at December 31, 2017, $250 million was included in long-term debt in the Consolidated Balance Sheets.
[2]	Excludes mandatory prepayments associated with SBL Holdco and Dominion Solar Projects III, Inc. based on cash flows in excess of debt service. At December 31, 2017, $20 million of estimated mandatory prepayments due within one year were included in securities due within one year in Dominion Energy's Consolidated Balance Sheets.